REVENUES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Revenues
Total revenues	Rp 146,742	$ 8,799	Rp 149,967	Rp 149,216
Total external revenues as reported in note operating segment	146,742		149,967	149,216
B2C
Revenues
Network revenues			3
Total revenues from contracts with customers	105,898		109,662	111,713
Total revenues	105,898		109,662	111,713
B2B ICT
Revenues
Network revenues			1,538
Total revenues from contracts with customers	6,054		5,151	3,967
Revenues from lessor transactions	2,875		3,029	2,786
Total revenues	8,929		8,180	6,753
B2B Infra
Revenues
Network revenues			648
Total revenues from contracts with customers	15,300		15,741	15,441
Total revenues	15,300		15,741	15,441
International
Revenues
Network revenues			990
Total revenues from contracts with customers	10,673		10,732	10,634
Total revenues	10,673		10,732	10,634
Others
Revenues
Total revenues from contracts with customers	5,942		5,652	4,675
Total revenues	5,942		5,652	4,675
Consolidated revenue
Revenues
Network revenues			3,179
Total revenues from contracts with customers	143,867		146,938	146,430
Revenues from lessor transactions	2,875		3,029	2,786
Total revenues	146,742		149,967	149,216
Total data, internet and information technology service revenues | B2C
Revenues
Total revenues from contracts with customers	71,777		72,773	73,567
Total data, internet and information technology service revenues | B2B ICT
Revenues
Total revenues from contracts with customers	2,344		1,956	1,200
Total data, internet and information technology service revenues | B2B Infra
Revenues
Total revenues from contracts with customers	11,322		11,892	8,558
Total data, internet and information technology service revenues | International
Revenues
Total revenues from contracts with customers	2,002		1,911	2,302
Total data, internet and information technology service revenues | Others
Revenues
Total revenues from contracts with customers	2,599		2,001	1,813
Total data, internet and information technology service revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	90,044		90,533	87,440
Cellular data and internet | B2C
Revenues
Total revenues from contracts with customers	71,289		72,639	73,187
Cellular data and internet | Consolidated revenue
Revenues
Total revenues from contracts with customers	71,289		72,639	73,187
Internet, data communication, and information technology services | B2C
Revenues
Total revenues from contracts with customers	440			346
Internet, data communication, and information technology services | B2B ICT
Revenues
Total revenues from contracts with customers	1,107		1,122	1,027
Internet, data communication, and information technology services | B2B Infra
Revenues
Total revenues from contracts with customers	10,817		11,314	8,127
Internet, data communication, and information technology services | International
Revenues
Total revenues from contracts with customers	1,843		1,651	1,354
Internet, data communication, and information technology services | Others
Revenues
Total revenues from contracts with customers	10		17	45
Internet, data communication, and information technology services | Consolidated revenue
Revenues
Total revenues from contracts with customers	14,217		14,104	10,899
Others | B2C
Revenues
Total revenues from contracts with customers	48		134	34
Others | B2B ICT
Revenues
Total revenues from contracts with customers	1,237		834	173
Others | B2B Infra
Revenues
Total revenues from contracts with customers	505		578	431
Others | International
Revenues
Total revenues from contracts with customers	159		260	948
Others | Others
Revenues
Total revenues from contracts with customers	2,589		1,984	1,768
Others | Consolidated revenue
Revenues
Total revenues from contracts with customers	4,538		3,790	3,354
Interconnection revenues | B2C
Revenues
Total revenues from contracts with customers	386		363	293
Interconnection revenues | B2B ICT
Revenues
Total revenues from contracts with customers	1,345		1,193	1,317
Interconnection revenues | International
Revenues
Total revenues from contracts with customers	7,241		7,631	7,457
Interconnection revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	8,972		9,187	9,067
IndiHome revenues | B2C
Revenues
Total revenues from contracts with customers	26,119		26,262	25,992
IndiHome revenues | B2B Infra
Revenues
Total revenues from contracts with customers				2,793
IndiHome revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	26,119		26,262	28,785
Telephone revenues | B2C
Revenues
Total revenues from contracts with customers	7,372		9,868	11,699
Telephone revenues | B2B ICT
Revenues
Total revenues from contracts with customers	88		82	117
Telephone revenues | B2B Infra
Revenues
Total revenues from contracts with customers	504		411	485
Telephone revenues | International
Revenues
Total revenues from contracts with customers	171		183	172
Telephone revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	8,135		10,544	12,473
Cellular | B2C
Revenues
Total revenues from contracts with customers	4,229		6,077	8,022
Cellular | International
Revenues
Total revenues from contracts with customers	171		183	172
Cellular | Consolidated revenue
Revenues
Total revenues from contracts with customers	4,400		6,260	8,194
Fixed lines | B2C
Revenues
Total revenues from contracts with customers				332
Fixed lines | B2B ICT
Revenues
Total revenues from contracts with customers	88		82	117
Fixed lines | B2B Infra
Revenues
Total revenues from contracts with customers	484		397	450
Fixed lines | Consolidated revenue
Revenues
Total revenues from contracts with customers	572		479	899
SMS | B2C
Revenues
Total revenues from contracts with customers	3,143		3,791	3,345
SMS | B2B Infra
Revenues
Total revenues from contracts with customers	20		14	35
SMS | Consolidated revenue
Revenues
Total revenues from contracts with customers	3,163		3,805	3,380
Network revenues | B2C
Revenues
Total revenues from contracts with customers	3			4
Network revenues | B2B ICT
Revenues
Total revenues from contracts with customers	1,739			1,009
Network revenues | B2B Infra
Revenues
Total revenues from contracts with customers	677			786
Network revenues | International
Revenues
Total revenues from contracts with customers	1,226			683
Network revenues | Consolidated revenue
Revenues
Total revenues from contracts with customers	3,645			2,482
Total other services | B2C
Revenues
Total revenues from contracts with customers	241		393	158
Total other services | B2B ICT
Revenues
Total revenues from contracts with customers	538		382	324
Total other services | B2B Infra
Revenues
Total revenues from contracts with customers	2,797		2,790	2,819
Total other services | International
Revenues
Total revenues from contracts with customers	33		17	20
Total other services | Others
Revenues
Total revenues from contracts with customers	3,343		3,651	2,862
Total other services | Consolidated revenue
Revenues
Total revenues from contracts with customers	6,952		7,233	6,183
E-payment | B2C
Revenues
Total revenues from contracts with customers			14
E-payment | Others
Revenues
Total revenues from contracts with customers	1,684		1,286	496
E-payment | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,684		1,300	496
Manage service and terminal | B2B ICT
Revenues
Total revenues from contracts with customers			1
Manage service and terminal | B2B Infra
Revenues
Total revenues from contracts with customers	1,201		1,039	909
Manage service and terminal | International
Revenues
Total revenues from contracts with customers	25		5	11
Manage service and terminal | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,226		1,045	920
Call centre service | B2B Infra
Revenues
Total revenues from contracts with customers	1,154		1,255	1,264
Call centre service | Consolidated revenue
Revenues
Total revenues from contracts with customers	1,154		1,255	1,264
E-health | Others
Revenues
Total revenues from contracts with customers			767	761
E-health | Consolidated revenue
Revenues
Total revenues from contracts with customers			767	761
Others | B2C
Revenues
Total revenues from contracts with customers	241		379	158
Others | B2B ICT
Revenues
Total revenues from contracts with customers	538		381	324
Others | B2B Infra
Revenues
Total revenues from contracts with customers	442		496	646
Others | International
Revenues
Total revenues from contracts with customers	8		12	9
Others | Others
Revenues
Total revenues from contracts with customers	1,659		1,598	1,605
Others | Consolidated revenue
Revenues
Total revenues from contracts with customers	Rp 2,888		Rp 2,866	Rp 2,742